Deferred Grant Income	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Grant Income
Deferred Grant Income

(7)   Grant Income

In April 2021, the Company received a Fast-Track Small Business Innovation Research, or SBIR, Award from the National Cancer Institute of the National Institutes of Health (the “NIH”). The Award is expected to provide up to $2,392,845 over three years to fund a two-phased research partnership between the Company and Massachusetts General Hospital. In May 2021, the Company received first-year funding of $308,861 which it recorded as deferred grant income. In May 2022, second-year funding of $1,129,316 was made available to the Company. Income under the grant’s first year funding was recognized as work under the grant was completed. In the second year of the grant, the Company will draw available funds in arrears. The Company recognized grant income of $654,949 and $696,669, respectively, for the three and nine months ended September 30, 2022, and $31,735 and $88,786 for the three and nine months ended September 30, 2021, respectively. The Company recorded grant income receivable of $487,879 at September 30, 2022, and $0 at December 31, 2021. The Company had deferred grant income of $23,538 and $30,528 at September 30, 2022, and December 31, 2021, respectively.

(7)   Deferred Grant Income

In April 2021, the Company received a Fast-Track Small Business Innovation Research, or SBIR, Award from the National Cancer Institute of the National Institutes of Health (“NIH”). The Award is expected to provide $2,392,845 over three years to fund a two-phased research partnership between the Company and Massachusetts General Hospital. In May 2021, the Company received the first-year funding of $308,861 which it recorded as deferred grant income. Income under the grant is recognized as work under the grant is completed. The Company recognized $278,333 and $0 of grant income for the years ended December 31, 2021 and 2020, respectively, resulting in deferred grant income of $30,528 and $0 at December 31, 2021 and 2020, respectively.